Segment Reporting - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Net income	$ 1,454	$ 1,099	$ 290
Income tax (expense)	(271)	417	457
Interest expenses of Industrial Activities, net of interest income and eliminations	282	368	482
Foreign exchange (gains) losses, net	56	171	124
Finance and non-service component of Pension and other post-employment benefit costs	63	(15)	102
Restructuring expenses	109	61	93
Other discrete items	187	0	0
Venezuelan re-measurement and impairment of assets, and 2017 year-end deconsolidation of Venezuelan operations	0	0	92
Adjusted EBIT	1,880	2,101	1,640
Depreciation and Amortization	660	703	725
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	555	634	625
Adjusted EBITDA	$ 3,095	$ 3,438	$ 2,990